Summary of Significant Accounting Policies - Table 1 (Details)	Dec. 31, 2011
Year 2010 [Member]
Reduction in Market Updates [Line Items]
Reductions in Market Basket Updates	0.25%
Year 2011 [Member]
Reduction in Market Updates [Line Items]
Reductions in Market Basket Updates	0.25%
Years 2012 through 2013 [Member]
Reduction in Market Updates [Line Items]
Reductions in Market Basket Updates	0.10%
Year 2014 [Member]
Reduction in Market Updates [Line Items]
Reductions in Market Basket Updates	0.30%
Years 2015 through 2016 [Member]
Reduction in Market Updates [Line Items]
Reductions in Market Basket Updates	0.20%
Years 2017 through 2019 [Member]
Reduction in Market Updates [Line Items]
Reductions in Market Basket Updates	0.75%